Cash and Cash Equivalents - Summary of Detailed Information about Cash and Cash Equivalents (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	Jan. 01, 2022	[1]
Cash and cash equivalents [abstract]
Cash at bank and in hand	€ 1,614	€ 1,827		€ 3,638
Short-term deposits	340	345		1,576
Money market investments	2,120	1,230		1,675
On December 31	4,074	3,402	[1]	6,889	€ 6,861
Cash collateral related to securities lending, repurchase agreements and margins on derivatives transactions	3,416	5,072		5,776
Income from security lending programs	€ 7	€ 7		€ 3
Weighted effective interest rate on short-term deposits	3.90%	1.70%		(0.72%)
Average maturity on short-term deposits (in days)	11 days	17 days		16 days

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.